Convertible Notes Offering and Capped Call - Disclosure of information about convertible notes (Details) - Convertible notes [Member] $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
Convertible Notes [Line Items]
Beginning balance	$ 0
Initial Recognition	246,343
Less: Deferred Transaction Costs	(13,387)
Accretion Expense	4,399
Ending balance	$ 237,355